Expense Example - Pacer US Export Leaders ETF - Pacer US Export Leaders ETF Class	Dec. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616